Acquisitions/Divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended														12 Months Ended													0 Months Ended						0 Months Ended							12 Months Ended							12 Months Ended										12 Months Ended	3 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2011 Completed technology	Dec. 31, 2012 Completed technology Minimum	Dec. 31, 2010 Completed technology Minimum	Dec. 31, 2012 Completed technology Maximum	Dec. 31, 2010 Completed technology Maximum	Dec. 31, 2011 Client relationships	Dec. 31, 2012 Client relationships Minimum	Dec. 31, 2010 Client relationships Minimum	Dec. 31, 2012 Client relationships Maximum	Dec. 31, 2010 Client relationships Maximum	Dec. 31, 2011 Patents/trademarks	Dec. 31, 2012 Patents/trademarks Minimum	Dec. 31, 2011 Patents/trademarks Minimum	Dec. 31, 2010 Patents/trademarks Minimum	Dec. 31, 2012 Patents/trademarks Maximum	Dec. 31, 2011 Patents/trademarks Maximum	Dec. 31, 2010 Patents/trademarks Maximum	Dec. 31, 2012 Systems and Technology item	Dec. 31, 2012 Kenexa	Dec. 31, 2012 Kenexa Completed technology	Dec. 31, 2012 Kenexa Client relationships	Dec. 31, 2012 Kenexa Patents/trademarks	Dec. 31, 2012 Kenexa Global Technology Services	Dec. 31, 2012 Kenexa Software	Nov. 10, 2010 Netezza	Dec. 31, 2010 Netezza	Dec. 31, 2010 Netezza Completed technology	Dec. 31, 2010 Netezza Client relationships	Dec. 31, 2010 Netezza In-process R&D	Dec. 31, 2010 Netezza Patents/trademarks	Aug. 27, 2010 Sterling Commerce	Dec. 31, 2010 Sterling Commerce	Dec. 31, 2010 Sterling Commerce Completed technology	Dec. 31, 2010 Sterling Commerce Client relationships	Dec. 31, 2010 Sterling Commerce Patents/trademarks	Dec. 31, 2011 Other Acquisitions 2011 Global Business Services	Dec. 31, 2011 Other Acquisitions 2011 Software	Dec. 31, 2010 Other Acquisitions 2010	Dec. 31, 2010 Other Acquisitions 2010 Completed technology	Dec. 31, 2010 Other Acquisitions 2010 Client relationships	Dec. 31, 2010 Other Acquisitions 2010 In-process R&D	Dec. 31, 2010 Other Acquisitions 2010 Patents/trademarks	Dec. 31, 2010 Other Acquisitions 2010 Global Technology Services	Dec. 31, 2010 Other Acquisitions 2010 Global Business Services	Dec. 31, 2010 Other Acquisitions 2010 Systems and Technology item	Dec. 31, 2010 Other Acquisitions 2010 Software item	Dec. 31, 2012 Other Acquisitions 2012	Dec. 31, 2012 Other Acquisitions 2012 Completed technology	Dec. 31, 2012 Other Acquisitions 2012 Client relationships	Dec. 31, 2012 Other Acquisitions 2012 In-process R&D	Dec. 31, 2012 Other Acquisitions 2012 Patents/trademarks	Dec. 31, 2012 Other Acquisitions 2012 Global Technology Services	Dec. 31, 2012 Other Acquisitions 2012 Global Business Services	Dec. 31, 2012 Other Acquisitions 2012 Systems and Technology	Dec. 31, 2012 Other Acquisitions 2012 Software item	Sep. 30, 2012 Toshiba Global Commerce Solutions Holding Corporation
Acquisitions:
Businesses acquired, number (in entities)	11	5	17																		2																																					8
Businesses acquired, aggregate cost	$ 3,964	$ 1,849	$ 6,538																																																								$ 161
Percentage of business acquired	100.00%	100.00%	100.00%																			100.00%						100.00%						100.00%																									19.90%
Businesses acquired, cash consideration																						1,351						1,847						1,415
Acquired intangible asset, weighted average useful life		6 years 10 months 24 days		7 years	3 years	3 years	7 years	7 years	7 years	4 years	2 years	7 years	7 years		1 year	1 year	1 year	7 years	7 years	7 years		6 years 6 months						6 years 10 months 24 days						6 years 10 months 24 days							6 years 4 months 24 days									6 years 7 months 6 days
Businesses acquired, privately held companies number																																																2	10
Businesses acquired, publicly held companies number																																																	1
Current assets		251																				133							218						196						377									278
Fixed assets/noncurrent assets		88																				98							73						106						209									217
Goodwill		1,291																				1,014				243	771		1,410						1,032				14	1,277	2,312					32	252	375	1,653	1,880					21	5	443	1,412
Intangible assets				320					222					17									169	179	39					202	52	4	16			218	244	14				497	293	13	27						403	194	11	37
Total assets acquired		2,190																				1,632							1,975						1,810						3,728									3,020
Current liabilities		(191)																				(93)							(9)						(129)						(161)									(143)
Noncurrent liabilities		(150)																				(188)							(120)						(266)						(291)									(264)
Total liabilities assumed		(341)																				(281)							(128)						(395)						(452)									(407)
Total purchase price		$ 1,849																				$ 1,351							$ 1,847						$ 1,415						$ 3,277									$ 2,613
Expected percent of goodwill deductible for tax purposes		25.00%																																																15.00%
Ownership retention period																																																											3 years